Profit from Operations - Fox River - Additional Information (Details) € in Millions, $ in Millions		1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 10, 2017 USD ($)	Jul. 31, 2016 EUR (€)	Jun. 30, 2017 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2011 GBP (£)
Profit From Operations [Line Items]
Claims in relation to environmental clean up costs				£ 985,000,000	£ 1,058,000,000	£ 649,000,000
Windward Dividend Claim
Profit From Operations [Line Items]
Dividend paid by Windward to Sequana | €		€ 135
Windward Dividend Claim | Windward
Profit From Operations [Line Items]
Litigation settlement amount | $	$ 185
Sequana | NCR And Appvion
Profit From Operations [Line Items]
Assets recognised				0
Payments received			£ 0
Fox River
Profit From Operations [Line Items]
Claims in relation to environmental clean up costs				70,000,000	73,000,000	108,000,000
Fox River | N C R Appvion And Windward Prospects
Profit From Operations [Line Items]
Claims in relation to environmental clean up costs				70,000,000	73,000,000		£ 274,000,000
Fox River | N C R Appvion And Windward Prospects | Funding
Profit From Operations [Line Items]
Payments for environmental clean up and legal costs				3,000,000	35,000,000	30,000,000
Payment for legal costs				£ 1,000,000	£ 3,000,000	£ 5,000,000